Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Earnings Per Share [Abstract]
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 15,442	$ 11,907	$ 16,198
Weighted average Ordinary shares outstanding:
Denominator for basic net earnings per share	44,435,671	44,347,083	44,247,556
Effect of dilutive securities	161,548	168,953	204,510
Denominator for diluted net earnings per share	44,597,219	44,516,036	44,452,066
Basic earnings per share	$ 0.35	$ 0.27	$ 0.37
Diluted earnings per share	$ 0.35	$ 0.27	$ 0.36